Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 12, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and average “compensation actually paid” to our NEOs and the financial performance of the Company for each of the five years ended December 31, 2025, in each case calculated in a manner consistent with SEC rules.

Name	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Net Loss Attributable to Common to Stockholders(4)
					(in thousands)
2025	$6,490,000	$7,389,912	$1,823,281	$1,740,517	$(71,067)
2024	$2,462,307	$2,462,307	$934,837	$934,837	$(203,495)
2023	$154,385	$154,385	$420,232	$420,232	$(86,097)
2022	$—	—	$398,210	$398,210	$(93,285)
2021	$—	—	$121,024	$121,024	$(92,942)

(1)
Michael Anderson was the sole PEO reflected in these columns for the fiscal years ended December 31, 2025 and 2024. Mr. Anderson is our Chief Executive Officer and President. Edward M. Weil, Jr. and Mr. Anderson were the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended December 31, 2022 and 2021.

(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above and in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K.

For 2021 to 2024, there were no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.
For 2025, “CAP” to Mr. Anderson and the average “CAP” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in above Summary Compensation Table for fiscal year 2025 (the “SCT”)	$6,490,000	$1,823,281
Less, value of Stock Awards reported in SCT	$3,800,000	$900,000
Plus, year-end value of awards granted in 2025 that are unvested and outstanding	$3,733,258	$817,237
Plus, fair value as of vesting date for awards granted and vested in 2025	$966,654	—
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2025	—	—
Less, prior year fair value of awards granted in prior years that failed to vest this year	—	—
Total adjustments	$899,912	$(82,763)
Compensation Actually Paid for Fiscal Year 2025	$7,389,912	$1,740,517

(3)
The non-PEO NEOs for the fiscal year ended December 31, 2025 were Scott M. Lappetito and Andrew T. Babin. Mr. Babin is our current Chief Financial Officer and Treasurer and Mr. Lappetito was our former Chief Financial Officer and Treasurer. Mr. Lappetito was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2024, 2023 and 2022. The non-PEO NEOs for the fiscal year ended December 31, 2021 were Mr. Lappetito, Katie P. Kurtz and Jason F. Doyle.

(4)	Net Loss Attributable to Common to Stockholders as reported in our Annual Reports on Form 10-K.

Company Selected Measure Name			did not consider any financial performance measures
Named Executive Officers, Footnote
(1)
Michael Anderson was the sole PEO reflected in these columns for the fiscal years ended December 31, 2025 and 2024. Mr. Anderson is our Chief Executive Officer and President. Edward M. Weil, Jr. and Mr. Anderson were the PEOs reflected in these columns for the fiscal year ended December 31, 2023. Mr. Weil was the sole PEO reflected in these columns for the fiscal years ended December 31, 2022 and 2021.

(3)
The non-PEO NEOs for the fiscal year ended December 31, 2025 were Scott M. Lappetito and Andrew T. Babin. Mr. Babin is our current Chief Financial Officer and Treasurer and Mr. Lappetito was our former Chief Financial Officer and Treasurer. Mr. Lappetito was the sole non-PEO NEO reflected in these columns for the fiscal years ended December 31, 2024, 2023 and 2022. The non-PEO NEOs for the fiscal year ended December 31, 2021 were Mr. Lappetito, Katie P. Kurtz and Jason F. Doyle.

PEO Total Compensation Amount			$ 6,490,000	$ 2,462,307	$ 154,385	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 7,389,912	2,462,307	154,385	0	0
Adjustment To PEO Compensation, Footnote
(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above and in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K.

For 2021 to 2024, there were no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.
For 2025, “CAP” to Mr. Anderson and the average “CAP” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in above Summary Compensation Table for fiscal year 2025 (the “SCT”)	$6,490,000	$1,823,281
Less, value of Stock Awards reported in SCT	$3,800,000	$900,000
Plus, year-end value of awards granted in 2025 that are unvested and outstanding	$3,733,258	$817,237
Plus, fair value as of vesting date for awards granted and vested in 2025	$966,654	—
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2025	—	—
Less, prior year fair value of awards granted in prior years that failed to vest this year	—	—
Total adjustments	$899,912	$(82,763)
Compensation Actually Paid for Fiscal Year 2025	$7,389,912	$1,740,517

Non-PEO NEO Average Total Compensation Amount			$ 1,823,281	934,837	420,232	398,210	121,024
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,740,517	$ 934,837	420,232	$ 398,210	$ 121,024
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation actually paid, or “CAP”, to our PEOs and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Tables above and in our prior definitive proxy statements on Schedule 14A for the for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K.

For 2021 to 2024, there were no applicable adjustments to the “Total Compensation” reported in the applicable Summary Compensation Table for the covered years for our PEOs and Non-PEO NEOs, so the CAP for each such person equaled the “Total Compensation” reported in the applicable Summary Compensation Table.
For 2025, “CAP” to Mr. Anderson and the average “CAP” to non-PEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	PEO	Average Non-PEO NEOs
Total Reported in above Summary Compensation Table for fiscal year 2025 (the “SCT”)	$6,490,000	$1,823,281
Less, value of Stock Awards reported in SCT	$3,800,000	$900,000
Plus, year-end value of awards granted in 2025 that are unvested and outstanding	$3,733,258	$817,237
Plus, fair value as of vesting date for awards granted and vested in 2025	$966,654	—
Plus, change in fair value (from prior year-end) of awards granted in prior years that vested in 2025	—	—
Less, prior year fair value of awards granted in prior years that failed to vest this year	—	—
Total adjustments	$899,912	$(82,763)
Compensation Actually Paid for Fiscal Year 2025	$7,389,912	$1,740,517

Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2025 CAP
In determining compensation actually paid for the year ended December 31, 2025, we did not consider any financial performance measures. Accordingly, we have not included a tabular list of our most important financial measures to determine compensation actually paid during the year ended December 31, 2025 pursuant to Item 402(v) of Regulation S-K and we have not included a “company selected measure” column in the table above. For more information about our executive compensation program, please refer to the “Compensation Discussion and Analysis” above.

PEO Name	Mr. Anderson	Edward M. Weil, Jr	Michael Anderson	Michael Anderson		Mr. Weil	Mr. Weil
Net Income (Loss) Available to Common Stockholders, Basic			$ (71,067,000)	$ (203,495,000)	$ (86,097,000)	$ (93,285,000)	$ (92,942,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			899,912
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,800,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,733,258
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			966,654
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(82,763)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(900,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			817,237
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0